Pension Benefits (Schedule Of Change In Projected Benefit Obligation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Projected benefit obligation at beginning of year	$ 22.3	$ 23.4
Interest cost	1.0	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)
Projected benefit obligation at end of year	$ 22.7	$ 22.3